     As filed with the Securities and Exchange Commission on April 28, 2006

                                                      1933 Act File No. 33-19629
                                                      1940 Act File No. 811-5450
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-3
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 25

                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 26


                       GLOBAL GOVERNMENTS VARIABLE ACCOUNT
             (formerly known as World Governments Variable Account)
                           (Exact Name of Registrants)

                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

        One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181
                                 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)


           Susan S. Newton, Massachusetts Financial Services Company,

                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)

/X/ on April 30, 2006 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(i)
/ / on [DATE] pursuant to paragraph (a)(i)
/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on [DATE] pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment
================================================================================

The following items are herein incorporated by reference to those items as filed by the Money Market Variable Account (File Nos. 33-19628 and 811-3563) in Post-Effective Amendment No. 25, filed with the SEC via EDGAR on April 28, 2006:


       Cross-Reference Pages

       Compass 3 Prospectus dated May 1, 2006
       Compass 2 and 3 Statement of Additional Information dated May 1, 2006

       Part C

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 24th day of April, 2006.


                                 MONEY MARKET VARIABLE ACCOUNT
                                 HIGH YIELD VARIABLE ACCOUNT
                                 CAPITAL APPRECIATION VARIABLE ACCOUNT
                                 GOVERNMENT SECURITIES VARIABLE ACCOUNT
                                 GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                                 TOTAL RETURN VARIABLE ACCOUNT

                                              (REGISTRANTS)

                                 By:    MARIA F. DWYER*
                                        ----------------------------------
                                 Name:  Maria F. Dwyer
                                 Title: President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2006.

                                 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


                                 ROBERT C. SALIPANTE**
                                 ---------------------
                                 Robert C. Salipante
                                 President

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the
capacities with the Registrants indicated on April 24    , 2006.


SIGNATURE                                    TITLE
---------                                    -----
J. KERMIT BIRCHFIELD*                   Chairman
-----------------------------------
J. Kermit Birchfield

MARIA F. DWYER*                         President (Principal Executive Officer)
-----------------------------------
Maria F. Dwyer

TRACY A. ATKINSON*                      Principal Financial Officer and
-----------------------------------      Principal Accounting Officer
Tracy A. Atkinson

ROBERT C. BISHOP*                       Member of the Boards of Managers
-----------------------------------
Robert C. Bishop

FREDERICK H. DULLES*                    Member of the Boards of Managers
-----------------------------------
Frederick H. Dulles

DAVID D. HORN*                          Member of the Boards of Managers
-----------------------------------
David D. Horn

MARCIA A. KEAN*                         Member of the Boards of Managers
-----------------------------------
Marcia A. Kean

C. JAMES PRIEUR*                        Member of the Boards of Managers
-----------------------------------
C. James Prieur

RONALD G. STEINHART*                    Member of the Boards of Managers
-----------------------------------
Ronald G. Steinhart

HAVILAND WRIGHT*                        Member of the Boards of Managers
-----------------------------------
Haviland Wright

                                        *By:  SUSAN S. NEWTON
                                              -----------------------------
                                        Name: Susan S. Newton
                                              as Attorney-in-fact

                                        Executed By Susan S. Newton on behalf
                                        of those indicated pursuant to Powers of Attorney, dated September 1, 2005, September 28, 2005 and November 1, 2005; incorporated by reference to Money Market Variable Account (File Nos. 33-19628 and 811-3563) Post-Effective
                                        Amendment No. 25 filed with the SEC
                                        via EDGAR on April 28, 2006.

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE                                         TITLE
---------                                         -----
ROBERT C. SALIPANTE              **          President and Director (Principal Executive
-----------------------------------            Officer)
Robert C. Salipante

GARY CORSI                       **          Director & Vice President and Chief
-----------------------------------          Financial Officer and Treasurer
Gary Corsi                                   (Principal Financial and Accounting
                                             Officer)

SANDRA M. DADALT                      **     Attorney-in-Fact for:
----------------------------------------     Robert C. Salipante, President and
Sandra M. DaDalt                             Director (Principal Executive
                                             Officer)
                                             Gary Corsi, Director & Vice
                                             President and Chief Financial
                                             Officer and Treasurer (Principal
                                             Financial and Accounting Officer)
                                             C. James Prieur, Chairman and
                                             Director
                                             Thomas A. Bogart, Director
                                             Scott M. Davis, Director
                                             Paul W. Derksen, Director
                                             Mary M. Fay, Director
                                             Donald A. Stewart, Director


**Sandra M. DaDalt has signed this document on the date indicated on behalf of the above Directors pursuant to powers of attorney duly executed by such persons and filed herewith.

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Thomas A. Bogart, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19629) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                     THOMAS A. BOGART
                                     ----------------
                                     Thomas A. Bogart


Dated: April 7, 2006
       -------------

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Gary Corsi, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19629) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                     GARY CORSI
                                     ----------
                                     Gary Corsi


Dated: April 7, 2006
       -------------

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Scott M. Davis, hereby constitute and appoint Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19629) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                     SCOTT M. DAVIS
                                     --------------
                                     Scott M. Davis


Dated: April 7, 2006
       -------------

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Paul W. Derksen, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19629) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                     PAUL W. DERKSEN
                                     ---------------
                                     Paul W. Derksen


Dated: April 7, 2006
       -------------

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Mary M. Fay, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19629) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                     MARY M. FAY
                                     -----------
                                     Mary M. Fay


Dated: April 7, 2006
       -------------

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, C. James Prieur, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19629) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                     C. JAMES PRIEUR
                                     ---------------
                                     C. James Prieur


Dated: April 7, 2006
       -------------

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Robert C. Salipante, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19629) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                     ROBERT C. SALIPANTE
                                     -------------------
                                     Robert C. Salipante


Dated: April 7, 2006
       -------------

                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

                                POWER OF ATTORNEY

I, Donald A. Stewart, hereby constitute and appoint Scott M. Davis, Susan J. Lazzo, James J. Klopper, Sandra M. DaDalt, and Elizabeth B. Love, and each of them, my attorneys-in-fact, each with the power of substitution, for me in any and all capacities, to sign any Post-Effective Amendments to the Registration Statement of Sun Life Assurance Company of Canada (U.S.) (File No. 33-19629) under the Securities Act of 1933 and to deliver and file the same, with exhibits thereto, and other amendments in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that each of said attorneys-in-fact or his or her substitute or substitutes may do or cause to be done by virtue hereof.

This power will expire no later than twelve months from date of execution.

IN WITNESS WHEREOF, I set my hand on the date shown.


                                     DONALD A. STEWART
                                     -----------------
                                     Donald A. Stewart


Dated: April 7, 2006
       -------------